INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Canadian federal and provincial statutory rate	26.50%	26.50%	26.50%